Deposits (Tables)	12 Months Ended
Jun. 30, 2021
Statistical Disclosure for Banks [Abstract]
Schedule of deposits consist of the following major classifications
(in thousands)	2021	2020
Non-interest bearing checking accounts	$13,090	$8,258
Checking accounts	21,352	15,133
Savings accounts	56,576	45,571
Money market demand deposits	10,933	9,156
Total demand, transaction and passbook deposits	101,951	78,118
Certificates of deposit	124,892	134,155
Total deposits	$226,843	$212,273

Schedule of maturities of outstanding certificates of deposit
(in thousands)	2021
2022	$85,217
2023	27,703
2024	8,169
2025	2,002
2026 and thereafter	1,801
$124,892